Tortoise Energy Independence Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Canada Crude Oil Pipelines - 1.4%
Enbridge, Inc. (c)	23,865	$958,896

Canada Natural Gas/Natural Gas Liquids Pipelines - 1.4%
TC Energy Corp.	19,745	914,983

Canada Oil and Gas Production - 2.5%
Suncor Energy, Inc.	40,528	1,643,005

United States Natural Gas Gathering/Processing - 3.7%
Kinetik Holdings, Inc. (c)	5,678	251,194
Kodiak Gas Services, Inc. (c)	79,293	2,200,381
		2,451,575

United States Natural Gas/Natural Gas Liquids Pipelines - 26.4%
Cheniere Energy, Inc. (c)	37,456	6,939,098
Excelerate Energy, Inc. - Class A (c)	6,209	113,190
Kinder Morgan, Inc. (c)	56,165	1,211,479
NextDecade Corp. (a)	55,204	257,251
ONEOK, Inc.	19,585	1,808,871
Targa Resources Corp.	37,880	5,564,572
The Williams Companies, Inc.	36,175	1,655,730
		17,550,191

United States Oil and Gas Production - 53.5%
Chevron Corp. (c)	18,828	2,785,602
ConocoPhillips (c)	21,747	2,474,591
Coterra Energy, Inc. (c)	50,396	1,226,135
Devon Energy Corp. (c)	71,583	3,205,487
Diamondback Energy, Inc.	37,179	7,253,995
EOG Resources, Inc. (c)	23,070	2,971,877
EQT Corp. (c)	117,402	3,934,141
Exxon Mobil Corp. (c)	58,830	6,938,410
Marathon Oil Corp. (c)	81,694	2,340,533
Occidental Petroleum Corp.	43,302	2,467,348
		35,598,119

United States Other - 2.2%
Baker Hughes Co. (c)	38,763	1,363,295
Darling Ingredients, Inc. (a) (c)	1,957	81,665
		1,444,960

United States Renewables and Power Infrastructure - 2.8%
American Electric Power Co., Inc. (c)	2,921	292,918
Constellation Energy Corp. (c)	8,071	1,587,566
		1,880,484
TOTAL COMMON STOCKS (Cost $33,502,712)		62,442,213

MASTER LIMITED PARTNERSHIPS - 21.8%	Units	Value
United States Natural Gas Gathering/Processing - 4.2%
Western Midstream Partners LP	72,535	2,798,400

United States Natural Gas/Natural Gas Liquids Pipelines - 11.0%
Energy Transfer LP (c)	293,256	4,721,422
Enterprise Products Partners LP (c)	89,274	2,619,299
		7,340,721

United States Oil and Gas Production - 2.3%
Mach Natural Resources LP (c)	26,315	508,406
TXO Partners LP	50,000	1,000,000
		1,508,406

United States Refined Product Pipelines - 4.3%
MPLX LP (c)	66,440	2,848,947
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,667,405)		14,496,474

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (b)	370,650	370,650
TOTAL SHORT-TERM INVESTMENTS (Cost $370,650)		370,650

TOTAL INVESTMENTS - 116.3% (Cost $42,540,767)		77,309,337
Other Assets in Excess of Liabilities - 0.1% Credit Facility Borrowings – (16.4)%		43,849 (10,900,000)
TOTAL NET ASSETS - 100.0%		$66,453,186

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b) (c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024. All or a portion of the security is segregated as collateral for the margin borrowing facility.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise Energy Independence Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,442,213	$–	$–	$62,442,213
Master Limited Partnerships	14,496,474	–	–	14,496,474
Money Market Funds	370,650	–	–	370,650
Total Investments	$77,309,337	$–	$–	$77,309,337

Refer to the Schedule of Investments for further disaggregation of investment categories.